INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets

The intangible assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Student base	12,510	17,910
Trademark	1,675	1,675
License	24,937	51,907
Total	39,122	71,492
Less: Accumulated amortization	(11,307)	(18,691)
Accumulated impairment loss	(9,831)	(10,413)
	17,984	42,388